Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail)	6 Months Ended
	Jun. 30, 2019 USD ($) PSU $ / shares	Mar. 31, 2019 PSU	Dec. 31, 2018 PSU	Jun. 30, 2018 PSU	Mar. 31, 2018 PSU	Dec. 31, 2017 PSU
Disclosure of other equity instruments [line items]
Number outstanding | PSU	609,842	654,457	655,727	655,727	656,654	656,599
PSU liability at June 30, 2019	$ 11,291
Grant Year 2017 [Member]
Disclosure of other equity instruments [line items]
Year of maturity	2020
Number outstanding	204,142
Estimated Value Per PSU at Maturity | $ / shares	$ 23.98
Anticipated performance factor at maturity	197.00%
Percent of vesting period complete	75.00%
PSU liability at June 30, 2019	$ 7,214
Grant Year 2018 [Member]
Disclosure of other equity instruments [line items]
Year of maturity	2021
Number outstanding	216,440
Estimated Value Per PSU at Maturity | $ / shares	$ 23.98
Anticipated performance factor at maturity	168.00%
Percent of vesting period complete	42.00%
PSU liability at June 30, 2019	$ 3,665
Grant Year 2019 [Member]
Disclosure of other equity instruments [line items]
Year of maturity	2022
Number outstanding	189,260
Estimated Value Per PSU at Maturity | $ / shares	$ 23.98
Anticipated performance factor at maturity	106.00%
Percent of vesting period complete	9.00%
PSU liability at June 30, 2019	$ 412